United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number:  811-05069

EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:  December 31, 2005

Date of reporting period: September 30, 2005

Item 1.
  Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
September 30, 2005
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (85.42%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.36%)
  Jones Apparel Group, Inc.                                                     7,500     $    213,750

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.57%)
  Ryder System, Inc.                                                            10,100         345,622

  BUSINESS SERVICES (4.93%)
  Affiliated Computer Services, Inc.-Class A                                    11,400<F1>     622,440
  Computer Associates International, Inc.                                       12,174         338,559
  Compuware Corp.                                                               16,050<F1>     152,475
  Electronic Data Systems Corp.                                                  5,745         128,918
  First Data Corp.                                                               3,520         140,800
  Microsoft Corp.                                                               23,105         594,492
  Oracle Corp.                                                                  12,300<F1>     152,397
  Symantec Corp.                                                                36,902<F1>     836,199
                                                                                            ----------
                                                                                             2,966,280
  CHEMICALS AND ALLIED PRODUCTS (13.71%)
  Abbott Laboratories                                                            8,000         339,200
  Biogen Idec, Inc.                                                              4,620<F1>     182,398
  Bristol-Myers Squibb Co.                                                      18,220         438,373
  Colgate-Palmolive Co.                                                          3,255         171,831
  E.I. du Pont de Nemours & Co.                                                 12,555         491,779
  GlaxoSmithKline PLC                                                            5,500         282,040
  IVAX Corp.                                                                    17,000<F1>     448,120
  Johnson & Johnson                                                             13,935         881,807
  KV Pharmaceutical Co.-Class A                                                 12,700<F1>     225,679
  Merck & Co., Inc.                                                              9,764         265,678
  Mylan Laboratories, Inc.                                                      20,925         403,016
  Olin Corp.                                                                     6,400         121,536
  Perrigo Co.                                                                   25,615         366,551
  Pfizer, Inc.                                                                  43,526       1,086,844
  Schering-Plough Corp.                                                         23,200         488,360
  Sensient Technologies Corp.                                                   52,575         996,296
  SurModics, Inc.                                                                7,277<F1>     281,547
  Taro Pharmaceutical Industries, Ltd.                                           6,600<F1>     169,818
  Teva Pharmaceutical Industries, Ltd.                                          10,216         341,419
  Wyeth                                                                          5,835         269,985
                                                                                            ----------
                                                                                             8,252,277
  COMMUNICATIONS (2.13%)
  BellSouth Corp.                                                               11,000         289,300
  Comcast Corp.-Class A                                                          3,235<F1>      95,044
  Sprint Nextel Corp.                                                           25,603         608,839
  Verizon Communications, Inc.                                                   8,800         287,672
                                                                                            ----------
                                                                                             1,280,855
  DEPOSITORY INSTITUTIONS (6.94%)
  AmSouth Bancorp.                                                              11,630         293,774
  Bank of America Corp.                                                         12,204         513,788
  Bank of New York Co., Inc.                                                     8,681         255,308
  BOK Financial Corp.                                                            3,500         168,595
  Citigroup, Inc.                                                               23,183       1,055,290
  National City Corp.                                                            6,830         228,395
  New York Community Bancorp., Inc.                                             23,156         379,758
  U. S. Bancorp.                                                                20,450         574,236
  Wachovia Corp.                                                                 7,650         364,064
  Wilmington Trust Corp.                                                         9,500         346,275
                                                                                            ----------
                                                                                             4,179,483
  EATING & DRINKING PLACES (0.63%)
  Wendy's International, Inc.                                                    8,400         379,260

  ELECTRIC, GAS AND SANITARY SERVICES (3.12%)
  Alliant Energy Corp.                                                           8,660         252,266
  Atmos Energy Corp.                                                            17,012         480,589
  Nisource, Inc.                                                                16,000         388,000
  Pepco Holdings, Inc.                                                          16,200         376,974
  Xcel Energy, Inc.                                                             19,405         380,532
                                                                                            ----------
                                                                                             1,878,361
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.90%)
  Acuity Brands, Inc.                                                            9,277         275,249
  ADC Telecommunications, Inc.                                                  18,205<F1>     416,166
  Cisco Systems, Inc.                                                           30,600<F1>     548,658
  ECI Telecom, Ltd.                                                             10,000<F1>      83,500
  Emerson Electric Co.                                                           2,300         165,140
  Intel Corp.                                                                    8,900         219,385
  JDS Uniphase Corp.                                                            16,400<F1>      36,408
                                                                                            ----------
                                                                                             1,744,506
  ENGINEERING AND MANAGEMENT SERVICES (0.43%)
  Shaw Group, Inc.                                                              10,400<F1>     256,464

  FOOD AND KINDRED PRODUCTS (3.45%)
  Anheuser-Busch Cos., Inc.                                                      6,395         275,241
  Coca-Cola Co.                                                                  6,680         288,509
  Coca-Cola Enterprises, Inc.                                                    9,400         183,300
  ConAgra Foods, Inc.                                                           24,000         594,000
  General Mills, Inc.                                                            4,110         198,102
  Sara Lee Corp.                                                                23,400         443,430
  TreeHouse Foods, Inc.                                                          3,397<F1>      91,311
                                                                                            ----------
                                                                                             2,073,893
  FOOD STORES (0.89%)
  7-Eleven, Inc.                                                                 3,710<F1>     132,113
  Kroger Co.                                                                    19,526<F1>     402,040
                                                                                            ----------
                                                                                               534,153
  GENERAL MERCHANDISE STORES (1.77%)
  Federated Department Stores, Inc.                                              3,008         201,145
  Fred's, Inc.                                                                  23,865         298,551
  Target Corp.                                                                   5,300         275,229
  Wal-Mart Stores, Inc.                                                          6,650         291,403
                                                                                            ----------
                                                                                             1,066,328
  HEALTH SERVICES (2.94%)
  Health Management Associates, Inc.                                            12,800         300,416
  Laboratory Corp. of America Holdings                                          10,660<F1>     519,249
  Lifepoint Hospitals, Inc.                                                     11,463<F1>     501,277
  Universal Health Services, Inc.-Class B                                        9,420         448,675
                                                                                            ----------
                                                                                             1,769,617
  HOLDING AND OTHER INVESTMENT OFFICES (0.48%)
  Highwoods Properties, Inc.                                                     9,750         287,723

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.95%)
  3M Co.                                                                         4,220         309,579
  Deere & Co.                                                                    3,990         244,188
  EMC Corp.                                                                     22,500<F1>     291,150
  Hewlett-Packard Co.                                                            6,000         175,200
  Ingersoll-Rand Co., Ltd.-Class A                                              19,900         760,777
  Solectron Corp.                                                               22,500<F1>      87,975
  SPX Corp.                                                                      6,373         292,839
  Stanley Works (The)                                                            4,600         214,728
                                                                                            ----------
                                                                                             2,376,436
  INSTRUMENTS AND RELATED PRODUCTS (3.98%)
  Agilent Technologies, Inc.                                                     7,000<F1>     229,250
  Becton Dickinson & Co.                                                        13,226         693,439
  Boston Scientific Corp.                                                        4,770<F1>     111,475
  Fisher Scientific International, Inc.                                          8,176<F1>     507,321
  Medtronic, Inc.                                                                6,300         337,806
  Perkinelmer, Inc.                                                             11,900         242,403
  Steris Corp.                                                                  11,448         272,348
                                                                                            ----------
                                                                                             2,394,042
  INSURANCE CARRIERS (5.47%)
  Allstate Corp.                                                                 8,095         447,573
  American International Group, Inc.                                             9,740         603,490
  MBIA, Inc.                                                                    11,400         691,068
  MetLife, Inc.                                                                  3,795         189,105
  Protective Life Corp.                                                          9,300         382,974
  Safeco Corp.                                                                   6,240         333,091
  WellPoint, Inc.                                                                8,532<F1>     646,896
                                                                                            ----------
                                                                                             3,294,197
  METAL MINING (1.58%)
  Barrick Gold Corp.                                                            20,000         581,000
  Placer Dome, Inc.                                                             21,600         370,440
                                                                                            ----------
                                                                                               951,440
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.42%)
  Hasbro, Inc.                                                                  12,900         253,485

  MOTION PICTURES (0.73%)
  News Corp.-Class A                                                            17,040         265,654
  Time Warner, Inc.                                                              9,600         173,856
                                                                                            ----------
                                                                                               439,510
  NONDEPOSITORY INSTITUTIONS (0.46%)
  Federal Home Loan Mortgage Corp.                                               4,900         276,654

  OIL AND GAS EXTRACTION (5.83%)
  Apache Corp.                                                                   5,200         391,144
  Burlington Resources, Inc.                                                    20,000       1,626,400
  Occidental Petroleum Co.                                                       8,600         734,698
  Rowan Cos., Inc.                                                              16,900         599,781
  Whiting Petroleum Corp.                                                        3,600<F1>     157,824
                                                                                            ----------
                                                                                             3,509,847
  PAPER AND ALLIED PRODUCTS (1.75%)
  Abitibi Consolidated, Inc.                                                    92,600         375,030
  Bemis Co., Inc.                                                               10,865         268,366
  International Paper Co.                                                        8,700         259,260
  Sonoco Products Co.                                                            5,500         150,205
                                                                                            ----------
                                                                                             1,052,861
  PETROLEUM AND COAL PRODUCTS (5.18%)
  BP PLC                                                                         6,000         425,100
  Chevron Corp.                                                                 14,100         912,693
  ConocoPhillips                                                                25,466       1,780,328
                                                                                            ----------
                                                                                             3,118,121
  PRIMARY METAL INDUSTRIES (0.78%)
  Northwest Pipe Co.                                                            18,215<F1>     471,586

  PRINTING AND PUBLISHING (1.50%)
  Belo Corp.-Series A                                                           26,400         603,504
  R.R. Donnelley & Sons Co.                                                      8,110         300,638
                                                                                            ----------
                                                                                               904,142
  RAILROAD TRANSPORTATION (0.26%)
  Union Pacific Corp.                                                            2,155         154,514

  TOBACCO PRODUCTS (1.73%)
  Altria Group, Inc.                                                            14,100       1,039,311

  TRANSPORTATION EQUIPMENT (2.63%)
  Federal Signal Corp.                                                          13,300         227,297
  Honeywell International, Inc.                                                 23,500         881,250
  ITT Industries, Inc.                                                           4,185         475,416
                                                                                            ----------
                                                                                             1,583,963
  WHOLESALE TRADE - NONDURABLE GOODS (2.16%)
  Dean Foods Co.                                                                16,186<F1>     628,988
  Safeway, Inc.                                                                 26,230         671,488
                                                                                            ----------
                                                                                             1,300,476
  MISCELLANEOUS EQUITIES (1.76%)
  H & Q Life Sciences Investors                                                 25,359         427,299
  NASDAQ-100 Trust                                                              16,100         635,306
                                                                                            ----------
                                                                                             1,062,605
                                                                                            ----------
Total Common Stocks (Cost $44,529,896)                                                      51,411,762

SHORT-TERM INVESTMENTS (14.48%)
  MONEY MARKET MUTUAL FUND (0.17%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $106,996)                106,996         106,996

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (3.99%)
    DEPOSITORY INSTITUTIONS (2.08%)
    Citigroup CP, 3.71%, due 10/14/05                                     $  1,250,000       1,250,000

    NONDEPOSITORY INSTITUTIONS (1.00%)
    General Electric Capital Corp., 3.58%, due 10/07/05                        600,000         600,000

    PETROLEUM AND COAL PRODUCTS (0.91%)
    Chevron Corp., 3.73%, due 10/28/05                                         550,000         550,000
                                                                                            ----------
  Total Commercial Paper (Cost $2,400,000)                                                   2,400,000

  UNITED STATES GOVERNMENT AGENCIES (10.32%)
    Federal Home Loan Bank, due 10/11/05                                     1,150,000       1,148,883
    Federal Home Loan Mortgage Corp., due 10/18/05                             900,000         898,451
    Federal National Mortgage Assoc., due 10/05/05                             800,000         799,691
    Federal National Mortgage Assoc., due 10/21/05                             500,000         499,018
    Federal National Mortgage Assoc., due 10/24/05                           1,300,000       1,297,104
    Federal National Mortgage Assoc., due 11/09/05                             700,000         697,231
    Federal National Mortgage Assoc., due 11/16/05                             875,000         870,906
                                                                                            ----------
  Total United States Government Agencies (Cost $6,211,284)                                  6,211,284
                                                                                            ----------
Total Short-Term Investments (Cost $8,718,280)                                               8,718,280
                                                                                            ----------
Total Investments (Cost $53,248,176) (99.90%)                                               60,130,042

OTHER ASSETS LESS LIABILITIES (0.10%)
  Cash, receivables, prepaid expense and other assets, less liabilities                         58,665
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 60,188,707
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 12,042,332
  Unrealized Depreciation                                                  (4,969,223)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 7,073,109

Cost for federal income tax purposes                                      $ 53,056,933

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
September 30, 2005
(Unaudited)
                                                                                  Shares
                                                                                   Held            Value
                                                                                 ----------      ----------
PREFERRED STOCKS (0.60%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)                         4,000    $    201,375
                                                                                Principal
                                                                                  Amount
                                                                                 ----------
CORPORATE BONDS (30.76%)
  DEPOSITORY INSTITUTIONS (2.33%)
  Washington Mutual Bank, 5.65%, due 08/15/14                                  $    750,000         773,520

  ELECTRIC, GAS AND SANITARY SERVICES (5.65%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                 700,000<F1>     809,032
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                      235,000         246,459
  PacifiCorp, 6.90%, due 11/15/11                                                   750,000         825,457
                                                                                                 ----------
                                                                                                  1,880,948
  FOOD STORES (1.98%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                      600,000         657,000

  FOOD AND KINDRED PRODUCTS (2.96%)
  Diageo Capital PLC, 4.375%, due 05/03/10                                        1,000,000         983,860

  HOLDING AND OTHER INVESTMENT OFFICES (2.02%)
  Security Capital Pacific, 7.20%, due 03/01/13                                     275,000         303,946
  Washington REIT, 6.898%, due 02/15/18                                             350,000         366,265
                                                                                                 ----------
                                                                                                    670,211
  INSURANCE CARRIERS (2.67%)
  SunAmerica, 8.125%, due 04/28/23                                                  700,000         888,706

  SECURITY AND COMMODITY BROKERS (6.43%)
  Goldman Sachs Group, Inc., 5.125%, due 1/15/15                                    900,000         898,911
  Morgan Stanley-Series MTNC, 5.125%, due 02/11/19                                1,300,000       1,241,357
                                                                                                 ----------
                                                                                                  2,140,268
  TOBACCO PRODUCTS (2.44%)
  UST, Inc., 7.25%, due 06/01/09                                                    750,000         812,108

  TRANSPORTATION - BY AIR (3.88%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                  411,530         402,250
  Federal Express, 7.50%, due 01/15/18                                              198,226         224,544
  Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19                           662,789<F2>     663,584
                                                                                                 ----------
                                                                                                  1,290,378
  TRANSPORTATION EQUIPMENT (0.40%)
  Ford Motor Co., 9.215%, due 09/15/21                                              150,000         134,250
                                                                                                 ----------
Total Corporate Bonds (Cost $9,860,010)                                                          10,231,249

MORTGAGE-BACKED SECURITIES (33.51%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.01%)
  Pool # 50276, 9.50%, due 02/01/20                                                   1,142           1,268

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (33.50%)
  Pool # 1512, 7.50%, due 12/20/23                                                   30,931          32,911
  Pool # 2631, 7.00%, due 08/01/28                                                   37,496          39,299
  Pool # 2658, 6.50%, due 10/01/28                                                   64,761          67,229
  Pool # 2701, 6.50%, due 01/20/29                                                   76,908          79,789
  Pool # 2796, 7.00%, due 08/01/29                                                   64,465          67,528
  Pool # 3039, 6.50%, due 02/01/31                                                   26,747          27,712
  Pool # 3040, 7.00%, due 02/01/31                                                   47,872          50,125
  Pool # 3188, 6.50%, due 02/20/32                                                  161,155         166,922
  Pool # 3239, 6.50%, due 05/01/32                                                  145,209         150,405
  Pool # 3261, 6.50%, due 07/20/32                                                  282,125         292,221
  Pool # 3320, 5.50%, due 12/01/32                                                1,021,726       1,030,784
  Pool # 3333, 5.50%, due 01/01/33                                                  843,344         850,581
  Pool # 3375, 5.50%, due 04/01/33                                                  130,281         131,399
  Pool # 3390, 5.50%, due 05/01/33                                                  579,084         584,053
  Pool # 3403, 5.50%, due 06/01/33                                                  986,217         994,680
  Pool # 3458, 5.00%, due 10/01/33                                                  757,367         748,533
  Pool # 3499, 5.00%, due 01/01/34                                                1,194,303       1,179,260
  Pool # 3556, 5.50%, due 05/01/34                                                1,267,851       1,278,274
  Pool # 3623, 5.00%, due 10/01/34                                                1,814,398       1,791,544
  Pool # 22630, 6.50%, due 08/01/28                                                  35,642          37,000
  Pool # 276337, 10.00%, due 08/15/19                                                 9,231          10,367
  Pool # 643816, 6.00%, due 07/01/25                                              1,493,360       1,533,649
                                                                                                 ----------
                                                                                                 11,144,265
                                                                                                 ----------
Total Mortgage-Backed Securities (Cost $11,084,904)                                              11,145,533

UNITED STATES GOVERNMENT AGENCIES (17.89%)
  Federal Home Loan Bank, 5.50%, due 05/18/15                                     1,000,000         997,283
  Federal Home Loan Mortgage Corp., 5.50%, due 08/01/35                           1,985,621       1,997,740
  Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13                           1,000,000         967,300
  Federal National Mortgage Assoc., 5.55%, due 06/08/15                           1,000,000         996,797
  Government National Mortgage Assoc., 5.00%, due 05/01/30                        1,000,000         992,318
                                                                                                 ----------
  Total United States Government Agencies (Cost $5,975,708)                                       5,951,438

UNITED STATES TREASURY OBLIGATIONS (5.95%)
  U.S. Treasury Note, 2.50%, due 05/31/06 (Cost $1,997,893)                       2,000,000       1,979,840

SHORT-TERM INVESTMENTS (10.83%)
  COMMERCIAL PAPER (2.10%)
    NONDEPOSITORY INSTITUTIONS (1.50%)
    General Electric Capital Corp., 3.79%, due 11/04/05                             500,000         500,000

    PETROLEUM AND COAL PRODUCTS (0.60%)
    Chevron Corp, 3.73%, due 10/31/05                                               200,000         200,000
                                                                                                 ----------
  Total Commercial Paper (Cost $700,000)                                                            700,000

  UNITED STATES GOVERNMENT AGENCIES (8.41%)
    Federal Home Loan Mortgage Corp., due 10/11/05                                  400,000         399,605
    Federal Home Loan Mortgage Corp., due 10/18/05                                1,100,000       1,098,107
    Federal National Mortgage Assoc., due 10/05/05                                1,100,000       1,099,571
    Federal National Mortgage Assoc., due 10/24/05                                  200,000         199,554
                                                                                                 ----------
  Total United States Government Agencies (Cost $2,796,837)                                       2,796,837
                                                                                  Shares
                                                                                   Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (0.32%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $104,760)                     104,760         104,760
                                                                                                 ----------
Total Short-Term Investments (Cost $3,601,597)                                                    3,601,597
                                                                                                 ----------
Total Investments (Cost $32,720,112) (99.54%)                                                    33,111,032

OTHER ASSETS LESS LIABILITIES (0.46%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             154,015
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 33,265,047
                                                                                                 ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 09/30/05, the carrying value of each unit was 115.576, representing 809,032 or 2.43% of total net assets.
<F2> The company filed for bankruptcy protection on 09/15/05.  Interest payments are current at 09/30/05.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $    536,350
  Unrealized Depreciation                                                         (145,430)
                                                                                 ----------
  Net Unrealized Appreciation (Depreciation)                                        390,920

Cost for federal income tax purposes                                           $ 32,720,112

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
September 30, 2005
(Unaudited)
                                                                       Shares
                                                                        Held            Value
                                                                      ----------      ----------
PREFERRED STOCKS (1.00%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)              7,000    $    352,407
                                                                      Principal
                                                                       Amount
                                                                      ----------
CORPORATE BONDS (68.10%)
  APPAREL AND ACCESSORY STORES (4.35%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                         $  1,400,000       1,533,000

  CHEMICALS AND ALLIED PRODUCTS (4.98%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                            900,000         949,500
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                             800,000         808,000
                                                                                      ----------
                                                                                       1,757,500
  COMMUNICATIONS (1.44%)
  Telephone & Data Systems, Inc., 7.00%, due 08/01/06                    500,000         507,955

  ELECTRIC, GAS AND SANITARY SERVICES (9.84%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                  1,000,000       1,273,730
  ESI Tractebel, 7.99%, due 12/30/11                                     292,000         307,711
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                    750,000         759,727
  Semco Energy, Inc., 7.125%, due 05/15/08                               900,000         920,250
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                   193,776         207,891
                                                                                      ----------
                                                                                       3,469,309
  GENERAL MERCHANDISE STORES (0.03%)
  DR Structured Finance, 8.35%, due 02/15/04                             115,462<F1>      11,546

  HOLDING AND OTHER INVESTMENT OFFICES (17.24%)
  Bradley Operating LP, 7.20%, due 01/15/08                              450,000         465,871
  Federal Realty Investment Trust, 7.48%, due 08/15/26                   600,000         640,493
  First Industrial LP, 7.60%, due 07/15/28                               700,000         787,591
  First Industrial LP, 7.75%, due 04/15/32                               500,000         576,090
  HRPT Properties, 6.25%, due 08/15/16                                   375,000         397,020
  iStar Financial, Inc., 7.00%, due 03/15/08                             300,000         314,559
  iStar Financial, Inc.-Series B, 5.70%, due 03/01/14                  1,171,000       1,171,644
  Price Development Co., 7.29%, due 03/11/08                             337,500         346,734
  Spieker Properties LP, 7.35%, due 12/01/17                           1,200,000       1,381,584
                                                                                      ----------
                                                                                       6,081,586
  INSURANCE CARRIERS (5.03%)
  Markel Capital Trust, 8.71%, due 01/01/46                            1,000,000       1,074,750
  PXRE Capital Trust, 8.85%, due 02/01/27                                670,000         698,475
                                                                                      ----------
                                                                                       1,773,225
  MOTION PICTURES (2.76%)
  Time Warner, Inc., 8.375%, due 03/15/23                                800,000         973,448

  PAPER AND ALLIED PRODUCTS (8.54%)
  Bowater, Inc., 9.375%, due 12/15/21                                    900,000         939,375
  Cascades, Inc., 7.25%, due 02/15/13                                  1,000,000         982,500
  Potlatch Corp., 12.50%, due 12/01/09                                   900,000       1,091,250
                                                                                      ----------
                                                                                       3,013,125
  TRANSPORTATION - BY AIR (3.84%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                     1,241,304       1,157,144
  Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19                194,694<F2>     194,928
                                                                                      ----------
                                                                                       1,352,072
  WATER TRANSPORTATION (6.34%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                1,100,000       1,254,000
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21          1,000,000<F3>     982,420
                                                                                      ----------
                                                                                       2,236,420
  WHOLESALE TRADE-NONDURABLE GOODS (3.71%)
  Safeway, Inc., 7.45%, due 09/15/27                                   1,200,000       1,309,248
                                                                                      ----------
Total Corporate Bonds (Cost $22,940,455)                                              24,018,434

UNITED STATES GOVERNMENT AGENCIES (9.90%)
  Federal Home Loan Bank, 5.50%, due 05/18/15                          1,000,000         997,283
  Federal Home Loan Mortgage Corp., 5.50%, due 08/01/35                1,489,216       1,498,304
  Federal National Mortgage Assoc., 5.55%, due 06/08/15                1,000,000         996,797
                                                                                      ----------
Total United States Government Agencies (Cost $3,489,216)                              3,492,384
SHORT-TERM INVESTMENTS (20.13%)
  COMMERCIAL PAPER (5.74%)
    DEPOSITORY INSTITUTIONS (3.83%)
    Citigroup CP, 3.72%, due 10/31/05                                  1,350,000       1,350,000

    NONDEPOSITORY INSTITUTIONS (1.91%)
    American General Finance Corp., 3.72%, due 10/14/05                  675,000         675,000
                                                                                      ----------
  Total Commercial Paper (Cost $2,025,000)                                             2,025,000

  UNITED STATES GOVERNMENT AGENCIES (14.07%)
    Federal Home Loan Bank, due 10/21/05                               1,000,000         998,064
    Federal Home Loan Bank, due 10/26/05                               1,200,000       1,197,068
    Federal Home Loan Bank, due 11/09/05                                 200,000         199,202
    Federal Home Loan Bank, due 11/23/05                                 200,000         198,944
    Federal Home Loan Mortgage Corp., due 10/11/05                       325,000         324,683
    Federal Home Loan Mortgage Corp., due 11/15/05                     1,100,000       1,094,925
    Federal National Mortgage Assoc., due 10/05/05                       950,000         949,633
                                                                                      ----------
  Total United States Government Agencies (Cost $4,962,519)                            4,962,519
                                                                       Shares
                                                                        Held
                                                                      ----------
  MONEY MARKET MUTUAL FUND (0.32%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $113,308)          113,308         113,308
                                                                                      ----------
Total Short-Term Investments (Cost $7,100,827)                                         7,100,827
                                                                                      ----------
Total Investments (Cost $33,880,498) (99.13%)                                         34,964,052

OTHER ASSETS LESS LIABILITIES (0.87%)
  Cash, receivables, prepaid expense and other assets, less liabilities                  307,910
                                                                                      ----------
Total Net Assets (100.00%)                                                          $ 35,271,962
                                                                                      ==========

<F1>  Partial or no interest was received from this security on its last scheduled interest payment date.
<F2>  The company filed for bankruptcy protection on 9/15/05.  Interest payments are current at 9/30/05.
<F3>  Each unit was purchased at 80.500 on 8/26/99. As of 9/30/05, the carrying value of each unit was 98.242, representing 982,420 or 2.79% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                           $  1,360,724
  Unrealized Depreciation                                              (277,170)
                                                                      ----------
  Net Unrealized Appreciation (Depreciation)                           1,083,554

Cost for federal income tax purposes                                $ 33,880,498

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
September 30, 2005
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (60.20%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.33%)
  Jones Apparel Group, Inc.                                                     9,600    $    273,600

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.56%)
  Ryder System, Inc.                                                           13,300         455,126

  BUSINESS SERVICES (0.80%)
  Affiliated Computer Services, Inc.                                            3,800<F1>     207,480
  Electronic Data Systems Corp.                                                 7,500         168,300
  Symantec Corp.                                                               12,253<F1>     277,653
                                                                                           ----------
                                                                                              653,433
  CHEMICALS AND ALLIED PRODUCTS (9.82%)
  Bristol-Myers Squibb Co.                                                     19,605         471,696
  Colgate-Palmolive Co.                                                         4,230         223,302
  E.I. du Pont de Nemours & Co.                                                16,475         645,326
  GlaxoSmithKline PLC                                                           4,700         241,016
  IVAX Corp.                                                                   21,375<F1>     563,445
  Johnson & Johnson                                                            18,997       1,202,130
  KV Pharmaceutical Co.-Class A                                                12,600<F1>     223,902
  Merck & Co., Inc.                                                            15,158         412,449
  Mylan Laboratories, Inc.                                                     24,375         469,463
  Olin Corp.                                                                   17,100         324,729
  Pfizer, Inc.                                                                 57,854       1,444,614
  Schering-Plough Corp.                                                        15,700         330,485
  Sensient Technologies Corp.                                                  69,045       1,308,403
  Taro Pharmaceutical Industries, Ltd.                                          6,030<F1>     155,152
                                                                                           ----------
                                                                                            8,016,112
  COMMUNICATIONS (1.95%)
  BellSouth Corp.                                                              21,800         573,340
  Comcast Corp.-Class A                                                         3,930<F1>     115,463
  Sprint Nextel Corp.                                                          21,801         518,428
  Verizon Communications, Inc.                                                 11,800         385,742
                                                                                           ----------
                                                                                            1,592,973
  DEPOSITORY INSTITUTIONS (6.19%)
  AmSouth Bancorp.                                                             17,525         442,681
  Bank of America Corp.                                                        14,072         592,431
  Bank of New York Co., Inc.                                                   11,229         330,245
  BOK Financial Corp.                                                           4,600         221,582
  Citigroup, Inc.                                                              19,822         902,297
  National City Corp.                                                           8,695         290,761
  New York Community Bancorp., Inc.                                            44,834         735,278
  U. S. Bancorp.                                                               24,470         687,118
  Wachovia Corp.                                                                8,328         396,330
  Wilmington Trust Corp.                                                       12,500         455,625
                                                                                           ----------
                                                                                            5,054,348
  ELECTRIC, GAS AND SANITARY SERVICES (4.47%)
  Alliant Energy Corp.                                                         22,115         644,210
  Atmos Energy Corp.                                                           38,252       1,080,619
  Nisource, Inc.                                                               20,300         492,275
  Pepco Holdings, Inc.                                                         40,600         944,762
  Xcel Energy, Inc.                                                            24,690         484,171
                                                                                           ----------
                                                                                            3,646,037
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (0.96%)
  Acuity Brands, Inc.                                                          12,261         363,784
  Cisco Systems, Inc.                                                          20,100<F1>     360,393
  Emerson Electric Co.                                                            800          57,440
                                                                                           ----------
                                                                                              781,617
  ENGINEERING AND MANAGEMENT SERVICES (0.63%)
  Shaw Group, Inc.                                                             21,000<F1>     517,860

  FOOD AND KINDRED PRODUCTS (1.86%)
  Anheuser-Busch Cos., Inc.                                                     7,910         340,446
  ConAgra Foods, Inc.                                                          24,914         616,622
  Sara Lee Corp.                                                               24,100         456,695
  TreeHouse Foods, Inc.                                                         3,813<F1>     102,493
                                                                                           ----------
                                                                                            1,516,256
  FOOD STORES (0.64%)
  Kroger Co.                                                                   25,186<F1>     518,580

  GENERAL MERCHANDISE STORES (0.98%)
  Federated Department Stores, Inc.                                             3,831         256,179
  Fred's, Inc.                                                                 11,840         148,118
  Wal-Mart Stores, Inc.                                                         9,000         394,380
                                                                                           ----------
                                                                                              798,677
  HEALTH SERVICES (1.32%)
  Health Management Associates, Inc.                                           17,400         408,378
  Lifepoint Hospitals, Inc.                                                     8,429<F1>     368,600
  Universal Health Services, Inc.-Class B                                       6,350         302,451
                                                                                           ----------
                                                                                            1,079,429
  HOLDING AND OTHER INVESTMENT OFFICES (0.47%)
  Highwoods Properties, Inc.                                                   12,960         382,450

  INDUSTRIAL MACHINERY AND EQUIPMENT (2.41%)
  Hewlett-Packard Co.                                                           6,900         201,480
  Ingersoll-Rand Co., Ltd.-Class A                                             20,444         781,574
  SPX Corp.                                                                     8,696         399,581
  Stanley Works (The)                                                          12,500         583,500
                                                                                           ----------
                                                                                            1,966,135
  INSTRUMENTS AND RELATED PRODUCTS (1.62%)
  Becton Dickinson & Co.                                                       13,835         725,369
  Fisher Scientific International, Inc.                                         3,920<F1>     243,236
  Steris Corp.                                                                 14,946         355,565
                                                                                           ----------
                                                                                            1,324,170
  INSURANCE CARRIERS (3.88%)
  Allstate Corp.                                                               10,395         574,740
  American International Group, Inc.                                            6,170         382,293
  MBIA, Inc.                                                                    7,781         471,684
  MetLife, Inc.                                                                 4,855         241,925
  Protective Life Corp.                                                         6,200         255,316
  Safeco Corp.                                                                  7,925         423,036
  Wellpoint, Inc.                                                              10,778<F1>     817,188
                                                                                           ----------
                                                                                            3,166,182
  METAL MINING (2.53%)
  Barrick Gold Corp.                                                           41,200       1,196,860
  Placer Dome, Inc.                                                            50,500         866,075
                                                                                           ----------
                                                                                            2,062,935
  OIL AND GAS EXTRACTION (4.56%)
  Apache Corp.                                                                  6,700         503,974
  Burlington Resources, Inc.                                                   15,000       1,219,800
  Occidental Petroleum Co.                                                     16,500       1,409,595
  Rowan Cos., Inc.                                                             16,700         592,683
                                                                                           ----------
                                                                                            3,726,052
  PAPER AND ALLIED PRODUCTS (3.05%)
  Abitibi Consolidated, Inc.                                                  133,500         540,675
  Bemis Co., Inc.                                                              21,670         535,249
  International Paper Co.                                                      22,900         682,420
  P.H. Glatfelter Co.                                                          31,300         441,017
  Sonoco Products Co.                                                          10,600         289,486
                                                                                           ----------
                                                                                            2,488,847
  PETROLEUM AND COAL PRODUCTS (3.38%)
  BP PLC                                                                        8,100         573,885
  ConocoPhillips                                                               31,224       2,182,870
                                                                                           ----------
                                                                                            2,756,755
  PRIMARY METAL INDUSTRIES (0.10%)
  Wolverine Tube, Inc.                                                         11,400<F1>      85,500

  PRINTING AND PUBLISHING (1.38%)
  Belo Corp.-Series A                                                          29,600         676,656
  R.R. Donnelley & Sons Co.                                                    12,240         453,737
                                                                                           ----------
                                                                                            1,130,393
  RAILROAD TRANSPORTATION (0.24%)
  Union Pacific Corp.                                                           2,710         194,307

  TOBACCO PRODUCTS (1.39%)
  Altria Group, Inc.                                                           15,400       1,135,134

  TRANSPORTATION EQUIPMENT (2.73%)
  Federal Signal Corp.                                                         36,400         622,076
  Honeywell International, Inc.                                                27,400       1,027,500
  ITT Industries, Inc.                                                          5,095         578,792
                                                                                           ----------
                                                                                            2,228,368
  WHOLESALE TRADE - NONDURABLE GOODS (1.95%)
  Dean Foods Co.                                                               19,069<F1>     741,021
  Safeway, Inc.                                                                33,280         851,968
                                                                                           ----------
                                                                                            1,592,989
                                                                                           ----------
Total Common Stocks (Cost $38,843,033)                                                     49,144,265
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (3.90%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $    96,697         101,292
  Pool # 3040, 7.00%, due 02/01/31                                             59,840          62,656
  Pool # 3188, 6.50%, due 02/20/32                                            161,155         166,922
  Pool # 3239, 6.50%, due 05/01/32                                            243,193         251,895
  Pool # 3333, 5.50%, due 01/01/33                                            368,963         372,129
  Pool # 3403, 5.50%, due 06/01/33                                            310,890         313,557
  Pool # 3442, 5.00%, due 09/01/33                                          1,131,590       1,118,391
  Pool # 3459, 5.50%, due 10/01/33                                            794,361         801,178
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $3,151,542)                                          3,188,020

UNITED STATES GOVERNMENT AGENCIES (11.63%)
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    700,000         690,680
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    600,000         596,530
  Government National Mortgage Assoc., 5.00%, due 05/01/30                  1,560,000       1,548,016
  Government National Mortgage Assoc., 5.00%, due 04/01/31                  1,500,000       1,479,070
  Government National Mortgage Assoc., 5.00%, due 06/01/31                  1,300,000       1,286,775
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    780,000         767,776
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,693,200       1,679,988
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    562,493         545,318
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    931,334         899,721
                                                                                           ----------
Total United States Government Agencies (Cost $9,637,712)                                   9,493,874

SHORT-TERM INVESTMENTS (23.95%)
  COMMERCIAL PAPER (5.94%)
    NONDEPOSITORY INSTITUTIONS (4.29%)
    American Express Credit Corp., 3.65%, due 10/14/05                      1,000,000       1,000,000
    American General Finance Corp., 3.65%, due 10/05/05                       150,000         150,000
    American General Finance Corp., 3.76%, due 10/21/05                       800,000         800,000
    American General Finance Corp., 3.76%, due 11/15/05                       650,000         650,000
    General Electric Capital Corp., 3.75%, due 11/08/05                       900,000         900,000
                                                                                           ----------
                                                                                            3,500,000
    PETROLEUM AND COAL PRODUCTS (1.65%)
    Chevron Corp., 3.72%, due 11/18/05                                      1,350,000       1,350,000
                                                                                           ----------
  Total Commercial Paper (Cost $4,850,000)                                                  4,850,000

  UNITED STATES GOVERNMENT AGENCIES (17.86%)
    Federal Home Loan Bank, due 10/07/05                                      900,000         899,480
    Federal Home Loan Bank, due 10/11/05                                      625,000         624,399
    Federal Home Loan Bank, due 10/12/05                                    1,000,000         998,938
    Federal Home Loan Bank, due 10/21/05                                      400,000         399,222
    Federal Home Loan Bank, due 10/28/05                                      897,000         894,633
    Federal Home Loan Bank, due 11/02/05                                    1,200,000       1,196,260
    Federal Home Loan Mortgage Corp., due 10/04/05                          1,200,000       1,199,657
    Federal Home Loan Mortgage Corp., due 10/25/05                          1,300,000       1,296,920
    Federal Home Loan Mortgage Corp., due 11/01/05                            625,000         623,073
    Federal Home Loan Mortgage Corp., due 11/28/05                          1,750,000       1,739,621
    Federal National Mortgage Assoc., due 10/05/05                            275,000         274,894
    Federal National Mortgage Assoc., due 10/19/05                            950,000         948,318
    Federal National Mortgage Assoc., due 11/03/05                          1,250,000       1,245,993
    Federal National Mortgage Assoc., due 12/07/05                          2,250,000       2,234,294
                                                                                           ----------
  Total United States Government Agencies (Cost $14,575,702)                               14,575,702
                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (0.15%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $121,655)              121,655         121,655
                                                                                           ----------
Total Short-Term Investments (Cost $19,547,357)                                            19,547,357
                                                                                           ----------
Total Investments (Cost $71,179,644) (99.68%)                                              81,373,516

OTHER ASSETS LESS LIABILITIES (0.32%)
  Cash, receivables, prepaid expense and other assets, less liabilities                       257,650
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 81,631,166
                                                                                           ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $13,264,413
  Unrealized Depreciation                                                  (2,919,468)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                               10,344,945

Cost for federal income tax purposes                                      $71,028,571

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
September 30, 2005
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (99.88%)
  COMMERCIAL PAPER (16.40%)
    NONDEPOSITORY INSTITUTIONS (12.41%)
    American Express Credit Corp., 3.72%, due 11/14/05                 3.715% $    250,000 $    250,000
    American General Finance Corp., 3.63%, due 10/31/05                3.633       225,000      225,000
    General Electric Capital Corp., 3.78%, due 12/12/05                3.776       225,000      225,000
                                                                                             ----------
                                                                                                700,000
    PETROLEUM AND COAL PRODUCTS (3.99%)
    Chevron Corp., 3.70%, due 10/24/05                                 3.702       225,000      225,000
                                                                                             ----------
  Total Commercial Paper (Cost $925,000)                                                        925,000

  UNITED STATES GOVERNMENT AGENCIES (79.08%)
    Federal Farm Credit Bank, due 10/11/05                             3.645       225,000      224,776
    Federal Farm Credit Bank, due 11/02/05                             3.562       250,000      249,222
    Federal Home Loan Bank, due 10/07/05                               3.497       225,000      224,871
    Federal Home Loan Bank, due 10/14/05                               3.650       200,000      199,740
    Federal Home Loan Bank, due 10/26/05                               3.599       250,000      249,385
    Federal Home Loan Bank, due 11/16/05                               3.656       225,000      223,968
    Federal Home Loan Bank, due 11/23/05                               3.666       225,000      223,809
    Federal Home Loan Bank, due 12/09/05                               3.692       300,000      297,921
    Federal Home Loan Mortgage Corp., due 10/11/05                     3.609       225,000      224,778
    Federal Home Loan Mortgage Corp., due 10/18/05                     3.517       150,000      149,755
    Federal Home Loan Mortgage Corp., due 11/01/05                     3.618       225,000      224,311
    Federal Home Loan Mortgage Corp., due 11/15/05                     3.683       150,000      149,322
    Federal Home Loan Mortgage Corp., due 11/22/05                     3.705       225,000      223,818
    Federal Home Loan Mortgage Corp., due 11/30/05                     3.642       200,000      198,810
    Federal Home Loan Mortgage Corp., due 12/13/05                     3.725       225,000      223,336
    Federal National Mortgage Assoc., due 10/05/05                     3.431       225,000      224,915
    Federal National Mortgage Assoc., due 10/12/05                     3.503       225,000      224,763
    Federal National Mortgage Assoc., due 10/19/05                     3.604       250,000      249,556
    Federal National Mortgage Assoc., due 11/09/05                     3.643       225,000      224,128
    Federal National Mortgage Assoc., due 11/10/05                     3.630       250,000      249,009
                                                                                             ----------
  Total United States Government Agencies (Cost $4,460,193)                                   4,460,193

  UNITED STATES TREASURY OBLIGATIONS (4.40%)
    U. S. Treasury Bill, due 12/29/05 (Cost $247,000)                  3.472      250,000       247,901
                                                                                             ----------
Total Short-Term Investments (Cost $5,633,094)                                                5,633,094

OTHER ASSETS LESS LIABILITIES (0.12%)
  Cash, receivables, prepaid expense and other assets, less liabilities                           7,001
                                                                                             ----------
Total Net Assets (100.00%)                                                                $   5,640,095
                                                                                             ==========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
September 30, 2005
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (93.61%)
  BUSINESS SERVICES (3.80%)
  Microsoft Corp.                                                                   93,758    $  2,412,393
  Oracle Corp.                                                                      58,314<F1>     722,510
                                                                                                ----------
                                                                                                 3,134,903
  CHEMICALS AND ALLIED PRODUCTS (15.21%)
  Abbott Laboratories                                                               25,260       1,071,024
  Amgen, Inc.                                                                       18,200<F1>   1,449,994
  Bristol-Myers Squibb Co.                                                          36,063         867,676
  Dow Chemical Co.                                                                  10,720         446,702
  E.I. du Pont de Nemours & Co.                                                     16,081         629,893
  Eli Lilly & Co.                                                                   18,022         964,537
  Johnson & Johnson                                                                 43,580       2,757,742
  Merck & Co., Inc.                                                                 28,928         787,131
  Pfizer, Inc.                                                                      45,282       1,130,692
  Proctor & Gamble Co.                                                              41,042       2,440,357
                                                                                                ----------
                                                                                                12,545,748
  COMMUNICATIONS (4.30%)
  Comcast Corp.-Class A                                                             22,486<F1>     660,639
  SBC Communications, Inc.                                                          35,565         852,493
  Verizon Communications                                                            37,307       1,219,566
  Viacom, Inc.-Class B                                                              24,668         814,291
                                                                                                ----------
                                                                                                 3,546,989
  DEPOSITORY INSTITUTIONS (9.95%)
  Bank of America Corp.                                                             46,596       1,961,692
  Citigroup, Inc.                                                                   49,326       2,245,320
  J. P. Morgan Chase & Co.                                                          47,270       1,603,871
  Wachovia Corp.                                                                    25,980       1,236,388
  Wells Fargo Co.                                                                   19,900       1,165,543
                                                                                                ----------
                                                                                                 8,212,814
  EATING AND DRINKING PLACES (2.10%)
  McDonald's Corp.                                                                  51,752       1,733,174

  ELECTRIC, GAS AND SANITARY SERVICES (3.74%)
  Dominion Resources, Inc.                                                          11,600         999,224
  Exelon Corp.                                                                      24,600       1,314,624
  Southern Co.                                                                      21,650         774,204
                                                                                                ----------
                                                                                                 3,088,052
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.22%)
  Cisco Systems, Inc.                                                                     <F1>   1,116,465
  General Electric Co.                                                              73,576       2,477,304
  Intel Corp.                                                                       58,206       1,434,778
  Motorola, Inc.                                                                    37,949         838,293
  Texas Instruments, Inc.                                                           27,001         915,334
                                                                                                ----------
                                                                                                 6,782,174
  FOOD AND KINDRED PRODUCTS (3.05%)
  Anheuser Busch Cos., Inc.                                                         11,432         492,033
  Coca-Cola Co. (The)                                                               26,389       1,139,741
  PepsiCo, Inc.                                                                     15,518         880,026
                                                                                                ----------
                                                                                                 2,511,800
  FORESTRY (0.53%)
  Weyerhaeuser Co.                                                                   6,400         440,000

  GENERAL MERCHANDISE STORES (2.26%)
  Wal-Mart Stores, Inc.                                                             42,623       1,867,740

  INDUSTRIAL MACHINERY AND EQUIPMENT (8.91%)
  3M Co.                                                                            17,808       1,306,395
  Applied Materials, Inc.                                                           24,000         407,040
  Caterpillar, Inc.                                                                 28,614       1,681,073
  Dell, Inc.                                                                        31,210<F1>   1,067,382
  EMC Corp.                                                                         38,068<F1>     492,600
  Hewlett-Packard Co.                                                               41,279       1,205,347
  International Business Machines Corp.                                             14,821       1,188,941
                                                                                                ----------
                                                                                                 7,348,778
  INSURANCE CARRIERS (2.85%)
  American International Group, Inc.                                                37,964       2,352,249

  LUMBER AND WOOD PRODUCTS (1.20%)
  Home Depot, Inc.                                                                  25,913         988,322

  MOTION PICTURES (2.19%)
  Disney (Walt) Co.                                                                 36,832         888,756
  Time Warner, Inc.                                                                 50,502         914,591
                                                                                                ----------
                                                                                                 1,803,347
  NONDEPOSITORY INSTITUTIONS (4.46%)
  American Express Co.                                                              52,797       3,032,660
  Federal National Mortgage Assoc.                                                  14,400         645,408
                                                                                                ----------
                                                                                                 3,678,068
  PETROLEUM AND COAL PRODUCTS (8.47%)
  Chevron Corp.                                                                     39,400       2,550,362
  Exxon Mobil Corp.                                                                 69,771       4,433,249
                                                                                                ----------
                                                                                                 6,983,611
  PRIMARY METAL INDUSTRIES (0.92%)
  Alcoa, Inc.                                                                       30,898         754,529

  TOBACCO PRODUCTS (3.48%)
  Altria Group, Inc.                                                                38,965       2,872,110

  TRANSPORTATION EQUIPMENT (7.97%)
  Boeing Co. (The)                                                                  32,082       2,179,972
  General Motors Corp.                                                              16,700         511,187
  Honeywell International, Inc.                                                     38,024       1,425,900
  United Technologies Corp.                                                         47,402       2,457,320
                                                                                                ----------
                                                                                                 6,574,379
                                                                                                ----------
Total Common Stocks (Cost $62,442,889)                                                          77,218,787
                                                                                Principal
                                                                                 Amount
                                                                                ----------
SHORT-TERM INVESTMENTS (6.31%)
  COMMERCIAL PAPER (1.39%)
      NONDEPOSITORY INSTITUTIONS
      American Express Credit Corp., 3.73%, due 11/02/2005                   $   1,000,000       1,000,000
      American General Finance Corp., 3.67%, due 10/19/2005                        150,000         150,000
                                                                                                ----------
  Total Commercial Paper (Cost $1,150,000)                                                       1,150,000

  UNITED STATES GOVERNMENT AGENCIES (4.72%)
      Federal Home Loan Bank, due 10/14/05                                       1,000,000         998,755
      Federal Home Loan Bank, due 10/19/05                                         300,000         299,483
      Federal Home Loan Bank, due 10/26/05                                       1,000,000         997,572
      Federal Home Loan Bank, due 11/09/05                                         925,000         921,310
      Federal National Mortgage Assoc., due 10/05/05                               675,000         674,740
                                                                                                ----------
  Total United States Government Agencies (Cost $3,891,860)                                      3,891,860
                                                                                 Shares
                                                                                  Held
                                                                                ----------
  MONEY MARKET MUTUAL FUND (0.20%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $163,229)                   163,229         163,229
                                                                                                ----------
Total Short-Term Investments (Cost $5,205,089)                                                   5,205,089
                                                                                                ----------
Total Investments (Cost $67,647,978) (99.92%)                                                   82,423,876

OTHER ASSETS LESS LIABILITIES (0.08%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             67,994
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 82,491,870
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  23,810,981
  Unrealized Depreciation                                                      (9,035,083)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    14,775,898

Cost for federal income tax purposes                                         $  67,647,978

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

                           SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 11/23/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 11/23/2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date: 11/29/2005